Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 28.7%
624	iShares Core S&P 500 ETF	$283,115	4 .9
1,834	Vanguard Emerging Markets ETF	95,790	1 .6
16,911	Vanguard FTSE Developed Markets ETF	887,151	15 .3
1,605	Vanguard Mid-Cap ETF	397,623	6 .9

	Total Exchange-Traded Funds
	(Cost $1,573,580)	1,663,679	28 .7

MUTUAL FUNDS: 71.2%
	Affiliated Investment Companies: 15.8%
10,802	Voya Intermediate Bond Fund - Class P3	112,660	1 .9
14,006	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	217,235	3 .8
27,415	Voya Multi-Manager International Equity Fund - Class P3	408,204	7 .0
15,201	Voya Multi-Manager International Factors Fund - Class P3	178,000	3 .1
		916,099	15 .8

	Unaffiliated Investment Companies: 55.4%
59,918	TIAA-CREF S&P 500 Index Fund - Institutional Class	3,001,903	51 .7
7,708	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	217,435	3 .7
		3,219,338	55 .4

	Total Mutual Funds
	(Cost $3,538,177)	4,135,437	71 .2

	Total Investments in Securities (Cost $5,111,757)	$5,799,116	99 .9
	Assets in Excess of Other Liabilities	3,872	0 .1
	Net Assets	$5,802,988	100 .0

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,663,679	$–	$–	$1,663,679
Mutual Funds	$4,135,437	$–	$–	$4,135,437
Total Investments, at fair value	$5,799,116	$–	$–	$5,799,116

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$108,300	$3,701	$(522)	$1,181	$112,660	$893	$(18)	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	273,410	10,630	(47,706)	(19,099)	217,235	-	9,886	-
Voya Multi-Manager International Equity Fund - Class P3	382,089	26,262	(3,621)	3,474	408,204	-	990	-
Voya Multi-Manager International Factors Fund - Class P3	166,119	11,264	(1,571)	2,188	178,000	-	390	-
	$929,918	$51,857	$(53,420)	$(12,256)	$916,099	$893	$11,248	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $5,111,757.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$694,302
Gross Unrealized Depreciation	(6,943)
Net Unrealized Appreciation	$687,359